Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Premises and Equipment
Schedule of summary of premises and equipment
(in thousands)	2016	2015
Land and land improvements	$9,952	$10,165
Buildings and improvements	35,657	35,588
Furniture and equipment	13,473	12,906
Construction in progress	271	94
Total	59,353	58,753
Less accumulated depreciation	23,831	22,364
Premises and equipment, net	$35,522	$36,389

Schedule of depreciation expense
(in thousands)	2016	2015	2014
Depreciation expense	$1,782	$1,810	$1,758